Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Assets:
Land	$ 666,479	$ 622,348
Buildings and improvements, less accumulated depreciation of $902,978 and $874,630 as of March 31, 2013 and December 31, 2012, respectively	3,059,317	2,881,296
Intangible lease assets, less accumulated amortization of $67,333 and $67,940 as of March 31, 2013 and December 31, 2012, respectively	70,752	54,745
Construction in progress	29,487	20,373
Real estate assets held for sale, net	24,954	33,970
Total real estate assets	3,850,989	3,612,732
Investments in unconsolidated joint ventures	37,835	37,226
Cash and cash equivalents	17,575	12,957
Tenant receivables, net of allowance for doubtful accounts of $375 and $346 as of March 31, 2013 and December 31, 2012, respectively	153,697	145,148
Due from unconsolidated joint ventures	458	463
Restricted cash and escrows	683	334
Prepaid expenses and other assets	12,724	13,022
Goodwill	180,097	180,097
Interest rate swap	1,712	1,075
Deferred financing costs, less accumulated amortization of $11,048 and $10,479 as of March 31, 2013 and December 31, 2012, respectively	5,908	6,454
Deferred lease costs, less accumulated amortization of $118,673 and $112,289 as of March 31, 2013 and December 31, 2012, respectively	271,337	240,140
Other assets held for sale, net	5,646	5,227
Total assets	4,538,661	4,254,875
Liabilities:
Line of credit and notes payable	1,699,525	1,416,525
Accounts payable, accrued expenses, and accrued capital expenditures	139,273	127,263
Deferred income	23,585	21,552
Intangible lease liabilities, less accumulated amortization of $40,744 and $40,931 as of March 31, 2013 and December 31, 2012, respectively	45,215	40,805
Interest rate swaps	8,443	8,235
Total liabilities	1,916,041	1,614,380
Commitments and Contingencies	0	0
Stockholders' Equity:
Shares-in-trust, 150,000,000 shares authorized; none outstanding as of March 31, 2013 or December 31, 2012	0	0
Preferred stock, no par value, 100,000,000 shares authorized; none outstanding as of March 31, 2013 or December 31, 2012	0	0
Common stock, $.01 par value, 750,000,000 shares authorized; 167,555,401 and 167,556,001 shares issued and outstanding as of March 31, 2013 and December 31, 2012, respectively.	1,676	1,676
Additional paid-in capital	3,667,614	3,667,051
Cumulative distributions in excess of earnings	(1,041,552)	(1,022,681)
Other comprehensive loss	(6,731)	(7,160)
Piedmont stockholders’ equity	2,621,007	2,638,886
Noncontrolling interest	1,613	1,609
Total stockholders’ equity	2,622,620	2,640,495
Total liabilities and stockholders’ equity	$ 4,538,661	$ 4,254,875